Apr. 29, 2019
ADVANCED SERIES TRUST

AST QMA Large-Cap Portfolio

Supplement dated January 30, 2020 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) relating to each of the AST QMA Large-Cap Portfolio (the QMA Portfolio) and the AST AQR Large-Cap Portfolio (the AQR Portfolio). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus and SAI.

New Subadvisory Arrangements and Name Change (QMA Portfolio)

I.The Board of Trustees of the Trust (the Board), on behalf of the QMA Portfolio, approved the following changes: (i) the addition of J.P. Morgan Investment Management, Inc. (JPM) and Massachusetts Financial Services Company (MFS) as subadvisers to the QMA Portfolio; and (ii) changing the name of the QMA Portfolio to "AST Large-Cap Core Portfolio." These changes are expected to become effective on April 27, 2020. These changes are hereinafter referred to as the "Repositioning," and the resulting portfolio is hereinafter referred to as the "Large-Cap Core Portfolio." JPM and MFS will use fundamental strategies to manage portions of the Large-Cap Core Portfolio, and QMA LLC will continue to use its quantitative strategy to manage a portion of the Large-Cap Core Portfolio. The management fee rate paid by the Large-Cap Core Portfolio will not change.

To reflect these changes, the Prospectus and SAI relating to the QMA Portfolio are hereby revised as follows, effective April 27, 2020:

A.All references in the Prospectus and SAI to the "AST QMA Large-Cap Portfolio" are hereby changed to refer instead to the "AST Large-Cap Core Portfolio."

B.The description of the QMA Portfolio's Principal Investment Strategies in the "SUMMARY: AST QMA LARGE-CAP PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large-capitalization companies. Equity and equity-related securities include common and preferred stock, exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, a large-cap company is a company with a market capitalization in the range of companies in the S&P 500 Index (between $2.896 billion and $1.304 trillion as of December 31, 2019).

QMA LLC employs a quantitatively driven investment process, which uses an adaptive model that evaluates stocks based on their growth expectations and seeks to identify the most attractive stocks, subject to risk constraints. J.P. Morgan Investment Management, Inc. and Massachusetts Financial Services Company use fundamental investment processes seeking to identify high-quality stocks at reasonable prices through bottom-up research and stock selection. The Strategic Investment Research Group of the Manager determines the allocation of assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.